PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.7%
Asset-Backed Securities 11.4%
Canada 0.1%
Fairstone Financial Issuance Trust, Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,500	$1,065,811
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	283,164
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	356,616
					1,705,591
Cayman Islands 3.3%
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.865(c)	07/18/30		5,389	5,323,558
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.832(c)	04/30/31		15,000	14,830,224
Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	5.828(c)	04/20/31		12,500	12,303,050
Elevation CLO Ltd., Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.072(c)	07/15/29		359	355,396
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	5.918(c)	07/19/28		888	882,282
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.325(c)	02/20/31		2,000	1,932,373
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.958(c)	07/20/31		2,000	1,976,484
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	6.572(c)	07/15/31		5,750	5,536,397
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.042(c)	10/15/34		15,000	14,747,401
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	6.542(c)	04/17/31		2,000	1,939,767
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.858(c)	04/20/31		5,000	4,945,870

Race Point CLO Ltd., Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.715(c)	02/20/30		8,099	8,031,911

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.632%(c)	05/07/31		5,000	$4,942,498
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	6.232(c)	05/07/31		6,500	6,260,000
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.358(c)	04/20/29		10,000	9,712,512

Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.891(c)	04/25/31		4,500	4,466,244
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	6.982(c)	07/15/31		8,500	8,130,760
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.082(c)	04/15/30		608	601,427
					106,918,154
Ireland 5.9%
Anchorage Capital Europe CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.319(c)	04/25/34	EUR	4,000	4,229,657
Ares European CLO DAC, Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.538(c)	04/15/30	EUR	8,000	8,370,326
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,487	1,538,788
BNPP AM Euro CLO DAC, Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.888(c)	04/15/31	EUR	10,000	10,636,963
Bosphorus CLO DAC, Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.748(c)	05/25/34	EUR	20,000	21,133,157
Capital Four CLO DAC, Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.338(c)	01/15/34	EUR	23,000	24,499,350
Carlyle Euro CLO DAC,
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.098(c)	08/15/30	EUR	9,500	9,949,056
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.796(c)	03/15/32	EUR	20,000	21,354,472

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.338%(c)	01/15/34	EUR	15,000	$15,956,701
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	10,275,666

Hayfin Emerald CLO DAC, Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.895(c)	11/17/32	EUR	18,500	19,814,670
Henley CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.349(c)	04/25/34	EUR	5,000	5,303,195
Invesco Euro CLO DAC, Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000	30,152,001
OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	2,778	2,856,792
Providus CLO DAC, Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.938(c)	07/15/31	EUR	7,500	7,870,510
Rathlin Residential DAC, Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	3.895(c)	09/27/75	EUR	1,125	1,146,493
					195,087,797
Spain 0.1%
LSF11 Boson Investments Sarl Compartment 2, Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	3.898(c)	11/25/60	EUR	1,241	1,280,090
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	4,528
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	4.918(c)	04/16/23	EUR	3,376	3,478,957
					4,763,575
United Kingdom 0.2%
Newday Funding Master Issuer PLC,
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	4.402(c)	03/15/29	GBP	2,500	3,051,387
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	5.409(c)	03/15/29		3,500	3,462,025
					6,513,412

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States 1.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 2.655%)	5.138%(c)	08/25/32	198	$193,467
Series 2002-03, Class M3, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.356(c)	08/25/32	115	111,372

Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)	5.106(c)	05/25/33	496	481,206
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 144A	1.980	08/25/50	2,028	1,783,489
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)	4.986(c)	01/25/34	428	407,815
Exeter Automobile Receivables Trust, Series 2022-01A, Class E, 144A	5.020	10/15/29	4,500	3,677,668
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,143,183
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	1,182	1,358,297
Series 2020-02, Class E, 144A	3.072	02/25/28	761	748,251
Series 2020-02, Class R, 144A	31.355	02/25/28	560	628,137
Series 2021-01, Class E, 144A	2.365	09/25/28	203	196,156
Series 2021-01, Class F, 144A	4.280	09/25/28	600	547,155
Series 2021-01, Class R, 144A	28.348	09/25/28	1,896	1,946,044
Series 2021-02, Class F, 144A	4.393	12/26/28	600	539,590
Series 2021-03, Class F, 144A	3.694	02/26/29	600	521,336
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	795,845
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	805	757,392
Series 2019-A, Class R, 144A	0.000	10/25/48	2,035	440,652

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	976,767
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28	1,577	1,543,015
Series 2021-01A, Class D, 144A	5.050	11/20/31	1,900	1,534,020

Long Beach Mortgage Loan Trust, Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	5.361(c)	07/25/34	105	100,945
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	1,800	1,725,598

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.406%(c)	04/25/34	922	$887,045
Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	5.706(c)	08/25/35	18	17,931
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	09/25/33	70	69,255
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	5.486(c)	02/25/33	100	97,950
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500	09/16/69	2,000	1,557,919
Series 2021-A, Class B, 144A	2.240	05/15/69	1,850	1,358,666

OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,232,442
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	2,744	2,672,332
Series 2019-A, Class D, 144A	6.220	08/08/25	2,244	2,114,844

Oportun Funding XIV LLC, Series 2021-A, Class C, 144A	3.440	03/08/28	1,200	1,114,967
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	6.856(c)	04/25/23	4,290	4,178,868
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 144A	7.375	05/15/32	1,821	1,780,285
Santander Bank, NA, Series 2021-01A, Class D, 144A	5.004	12/15/31	1,300	1,202,760
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	777,991
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	360,133

Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.048(c)	07/20/30	362	357,910
SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 144A	3.050	11/16/48	2,100	1,768,816
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	6.756(c)	11/29/24	468	467,703

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)

SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	6.756%(c)	11/29/24		2,207	$2,206,771
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.306(c)	06/25/24		9,330	8,798,797
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.942(c)	01/17/31		2,500	2,472,841
					57,653,626

Total Asset-Backed Securities (cost $411,154,261)					372,642,155
Commercial Mortgage-Backed Securities 7.5%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	1,709	1,192,820
United Kingdom 0.7%
Taurus DAC,
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	5.850(c)	05/17/31	GBP	546	619,568
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	4.750(c)	08/17/31	GBP	5,049	5,866,130
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	5.000(c)	08/17/31	GBP	8,288	9,419,490
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	5.350(c)	08/17/31	GBP	6,897	7,468,367
					23,373,555
United States 6.7%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $909,111; purchased 05/09/18)(f)	3.100(cc)	05/15/35		1,000	800,912
Series 2018-20TS, Class H, 144A (original cost $885,052; purchased 05/09/18)(f)	3.100(cc)	05/15/35		1,000	746,013
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,248	3,142,108
Series 2019-BN21, Class A3	2.458	10/17/52		2,974	2,894,596

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

Benchmark Mortgage Trust, Series 2020-B17, Class A4	2.042%	03/15/53	6,200	$5,216,454
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	6.593(c)	10/15/36	2,805	2,741,605
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)	6.893(c)	10/15/36	7,416	7,216,366
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.243(c)	10/15/36	22,142	21,419,323

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A3	2.647	11/15/52	16,531	15,548,882
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	9,335	8,922,980
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.435(cc)	05/10/47	27,500	150,023
Series 2016-GC37, Class XB, IO	0.682(cc)	04/10/49	33,868	636,529
Series 2016-P04, Class XB, IO	1.315(cc)	07/10/49	9,100	354,884
Series 2017-P08, Class A2	3.109	09/15/50	1,767	1,699,636

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.225(c)	11/15/37	4,399	4,288,670
Commercial Mortgage Trust, Series 2014-UBS04, Class XB, IO, 144A	0.216(cc)	08/10/47	50,000	141,355
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	6.609(c)	05/15/36	14,125	13,876,328
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	1,533	1,508,999
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	3,000	2,311,812
Deutsche Bank Commercial Mortgage Trust, Series 2016-C03, Class A3	2.362	08/10/49	165	161,406
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	453,001
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, 144A, 1 Month LIBOR + 2.667% (Cap N/A, Floor 2.667%)	7.127(c)	11/15/38	23,600	22,477,747
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class X1, IO	0.909(cc)	01/25/24	9,679	61,828
Series K043, Class X1, IO	0.509(cc)	12/25/24	11,563	99,774
Series K049, Class X1, IO	0.565(cc)	07/25/25	37,687	428,065

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K052, Class X1, IO	0.636%(cc)	11/25/25	11,513	$163,297
Series K053, Class X1, IO	0.877(cc)	12/25/25	43,844	887,393
Series K054, Class X1, IO	1.156(cc)	01/25/26	29,482	819,048
Series K058, Class X1, IO	0.915(cc)	08/25/26	39,670	1,058,760
Series K090, Class X1, IO	0.707(cc)	02/25/29	22,891	834,898
Series K111, Class X1, IO	1.572(cc)	05/25/30	29,295	2,606,333
Series K113, Class X1, IO	1.380(cc)	06/25/30	118,509	9,320,134
Series K114, Class X1, IO	1.116(cc)	06/25/30	75,271	4,879,679
Series K116, Class X1, IO	1.425(cc)	07/25/30	49,041	3,965,580
Series K121, Class X1, IO	1.024(cc)	10/25/30	126,628	7,553,696
Series KG03, Class X1, IO	1.379(cc)	06/25/30	101,531	7,836,795
Series Q001, Class XA, IO	2.115(cc)	02/25/32	5,773	600,593

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	6.684(c)	08/01/23	17,250	16,777,559
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	6.058(c)	11/21/35	7,700	7,062,933
Series 2021-RENT, Class D, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.358(c)	11/21/35	4,454	4,026,326
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.472(cc)	04/10/47	30,000	131,928
Series 2014-GC22, Class XB, IO	0.295(cc)	06/10/47	35,000	155,253
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	20,999
Series 2014-GC26, Class XB, IO	0.306(cc)	11/10/47	56,483	302,613

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/17/49	95	94,737
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A3	3.109	07/15/50	2,240	2,167,771
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53	5,000	4,052,778
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,564	4,098,732
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	3,775	2,107,202
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	1,700	1,432,501
Series 2020-HR08, Class XB, IO	0.877(cc)	07/15/53	54,413	2,946,954

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	6.659%(c)	01/15/36		8,475	$7,820,316
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.209(c)	01/15/36		2,975	2,632,628

UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	0.601(cc)	05/10/63		648	6
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.927(cc)	07/15/48		24,000	652,745
Series 2016-LC24, Class XB, IO	0.977(cc)	10/15/49		20,910	637,782
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.309(c)	05/15/31		1,800	1,692,055
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	6.859(c)	05/15/31		1,700	1,577,892
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	7.959(c)	05/15/31		2,200	1,983,697
					220,200,909

Total Commercial Mortgage-Backed Securities (cost $266,946,721)					244,767,284
Corporate Bonds 45.2%
Australia 0.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, EMTN	3.700	03/18/24	CNH	2,000	295,483
Westpac Banking Corp., Sr. Unsec’d. Notes, EMTN	4.420	08/14/23	CNH	21,000	3,127,469
					3,422,952
Belgium 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		7,380	7,138,904
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.550	01/23/49		3,800	4,073,603
					11,212,507

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Brazil 0.8%
Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	7,984	$8,740,650
Gtd. Notes	6.625	01/16/34	GBP	9,480	10,265,205
Gtd. Notes, EMTN	6.250	12/14/26	GBP	4,500	5,448,311

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	201,750
Swiss Insured Brazil Power Finance Sarl, Sr. Sec’d. Notes	9.850	07/16/32	BRL	19,205	3,309,157
					27,965,073
Bulgaria 0.4%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	14,580	12,871,716
Canada 0.8%
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	48,472
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	54,523
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		3,900	3,885,375
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		1,667	1,699,340
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		375	373,594
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27		2,535	2,535,000
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	1,794,520
Gtd. Notes, 144A	6.250	09/15/27		2,175	1,929,290
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,323,250
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		1,340	1,114,168
Sr. Unsec’d. Notes	3.750	02/15/52		955	724,810

Hydro-Quebec, Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		800	1,072,509
MEG Energy Corp., Gtd. Notes, 144A(a)	7.125	02/01/27		1,225	1,252,869
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,442,820
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,388,088

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)

Rogers Communications, Inc., Gtd. Notes	3.250%	05/01/29	CAD	700	$484,339
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		1,403	1,344,120
Sr. Unsec’d. Notes	6.000	08/15/40		4,142	4,210,110
					26,677,197
China 0.8%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	8,351,246
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,465	1,426,037
Sr. Sec’d. Notes, Series C	3.955	03/29/23		4,129	4,121,007
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	3,938,498
Sr. Unsec’d. Notes, EMTN	4.350	08/06/24	CNH	4,700	711,090
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	8,990	1,362,397
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,465,000
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	532,749
Gtd. Notes	3.400	05/01/30		725	646,896

State Grid Overseas Investment BVI Ltd., Gtd. Notes, EMTN	0.797	08/05/26	EUR	3,830	3,690,935
					27,245,855
Denmark 0.2%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A(a)	1.621(ff)	09/11/26		4,645	4,189,014
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		1,095	1,042,948
					5,231,962
France 3.1%
Altice France SA, Sr. Sec’d. Notes(a)	3.375	01/15/28	EUR	8,475	7,209,997
Banque Federative du Credit Mutuel SA, Sr. Unsec’d. Notes, Series 19	0.999	10/15/25	JPY	200,000	1,540,641
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27		3,400	3,040,496
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29		21,167	17,975,184
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28		3,605	3,259,439

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
BNP Paribas SA, (cont’d.)
Sr. Unsec’d. Notes, 144A	2.871%(ff)	04/19/32		5,220	$4,362,037
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	12,776
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	249,476
BPCE SA,
Sr. Unsec’d. Notes, EMTN	0.562	06/24/24	JPY	100,000	762,578
Sr. Unsec’d. Notes, Series 03	0.989	07/12/28	JPY	300,000	2,194,339
Sr. Unsec’d. Notes, Series 05	0.530(ff)	12/10/26	JPY	500,000	3,729,797
Sub. Notes, Series 01	2.047	01/30/25	JPY	100,000	772,481

Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,137,870
Credit Agricole Corporate & Investment Bank SA, Sr. Unsec’d. Notes, EMTN	2.670	02/20/24	NZD	1,400	874,418
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27		2,545	2,268,904
Sr. Unsec’d. Notes, Series 04	0.959	06/08/28	JPY	400,000	2,946,099
Sr. Unsec’d. Notes, Series 07	1.248(ff)	06/04/26	JPY	600,000	4,605,554
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	250,500

Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	6,850	7,075,522
Loxam SAS, Sr. Sub. Notes	4.500	04/15/27	EUR	1,900	1,808,589
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	5,132,121
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	2.889(ff)	06/09/32		1,685	1,372,324
Sr. Unsec’d. Notes, 144A	3.337(ff)	01/21/33		4,915	4,091,902
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		20,885	19,822,175
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		3,130	3,071,437
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	147,494
Sub. Notes, EMTN	5.000(ff)	07/20/28	AUD	1,006	703,978
					101,418,128
Germany 0.4%
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	561,813
Deutsche Bank AG,
Sr. Unsec’d. Notes(a)	2.129(ff)	11/24/26		3,760	3,389,071
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	53,000	7,689,062
					11,639,946

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Hong Kong 0.3%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650%	04/10/27	EUR	9,200	$8,797,666
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	569,991
Gtd. Notes, EMTN	3.200	08/14/27	CNH	3,000	432,734
					9,800,391
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	3,470	3,437,609
Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	2.507(c)	07/24/26	EUR	5,000	5,224,139
India 0.4%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	12,000	12,008,659
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,100	2,718,881
					14,727,540
Indonesia 0.3%
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27		600	582,066
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,890	1,790,983
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	2,400	2,524,036
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	5,503,167
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	946,514
					11,346,766
Israel 0.6%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		654	636,833
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	532,800
Sr. Sec’d. Notes	7.875	12/15/26		5,500	5,942,750

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Israel (cont’d.)
Israel Electric Corp. Ltd., (cont’d.)
Sr. Sec’d. Notes, EMTN	3.700%	05/23/30	JPY	200,000	$1,753,063
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		9,500	10,395,375
					19,260,821
Italy 0.3%
Intesa Sanpaolo SpA, Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,131,419
UniCredit SpA, Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27		8,485	7,470,897
					8,602,316
Jamaica 0.2%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $1,071,125; purchased 04/16/21)(f)	8.000	12/31/26		1,100	472,863
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $1,165,022; purchased 01/05/21 - 12/15/22)(f)	13.000	12/31/25		1,148	573,761
Sr. Sec’d. Notes, 144A (original cost $787,500; purchased 01/05/21)(f)	8.750	05/25/24		750	644,203
Sr. Sec’d. Notes, 144A (original cost $7,519,688; purchased 07/30/20 - 01/14/21)(f)	8.750	05/25/24		7,250	6,231,828
					7,922,655
Japan 0.2%
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.608	07/14/31		2,070	1,670,233
Sr. Unsec’d. Notes	2.999	01/22/32		7,475	6,162,793
					7,833,026
Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250	12/05/23	CHF	8,500	8,918,965

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg 0.4%
ARD Finance SA, Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	1,752	$1,435,780
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	8,243,357
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	1,915,591

Codere New Holdco SA, Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $618,818; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	473	250,890
					11,845,618
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,385,860
Mexico 1.4%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		11,220	9,088,200
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	9,375	9,518,720
Gtd. Notes	6.500	01/23/29		500	451,525
Gtd. Notes	9.500	09/15/27		2,000	2,043,125
Gtd. Notes, EMTN	3.750	11/16/25	GBP	140	156,882
Gtd. Notes, EMTN	4.875	02/21/28	EUR	25,400	24,141,198
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	5.036(c)	02/15/24		938	935,976
					46,335,626
Netherlands 1.1%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	490,091
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, EMTN	2.750	03/04/24	NZD	376	235,397
Sr. Unsec’d. Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	193,486
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	2,882	1,900,734
Sub. Notes, Series 01	1.429	12/19/24	JPY	300,000	2,326,464

OCI NV, Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	8,370	8,978,923
TMNL Holding BV, Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,300	2,221,929

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
United Group BV,
Sr. Sec’d. Notes	4.875%	07/01/24	EUR	300	$314,817
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	3,545,199
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	11,575	9,959,247

Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	5,032,421
					35,198,708
Norway 0.1%
Equinor ASA, Gtd. Notes	6.800	01/15/28		2,265	2,472,616
Peru 0.0%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		93	90,867
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.246(s)	06/02/25		634	587,042
					677,909
Philippines 0.1%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	4,021,874
Poland 0.2%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375	06/01/25	EUR	500	508,005
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	561,907
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	4,719,359
					5,789,271
Qatar 0.1%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	1,070,427
Gtd. Notes, MTN	4.900	02/01/28	AUD	940	654,500
					1,724,927
Russia 0.9%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	1.450	03/06/23(d)	CHF	11,325	9,958,083

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Russia (cont’d.)
Gazprom PJSC Via Gaz Capital SA, (cont’d.)
Sr. Unsec’d. Notes	2.500%	03/21/26(d)	EUR	3,500	$2,882,307
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	7,927	6,840,961
Sr. Unsec’d. Notes, EMTN	4.364	03/21/25(d)	EUR	4,000	3,326,679
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27(d)		1,410	965,850
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	4,096,122
					28,070,002
South Africa 0.4%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,290,938
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	11,475,000
					12,765,938
South Korea 0.6%
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	6,695,716
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	988,972
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	6,877,498
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,242,817
					19,805,003
Spain 0.7%
Banco Santander SA,
Sr. Unsec’d. Notes	3.306	06/27/29		1,600	1,446,462
Sub. Notes	2.749	12/03/30		600	483,263

Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	10,072,396
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $1,288,015; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	1,126	1,093,992
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625% (original cost $400,554; purchased 10/31/19 - 10/31/22)(f)	13.625	11/30/27(d)		453	247,420

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain (cont’d.)

Lorca Telecom Bondco SA, Sr. Sec’d. Notes, 144A	4.000%	09/18/27	EUR	10,300	$10,250,201
					23,593,734
Supranational Bank 0.6%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	1,051,705
Sr. Unsec’d. Notes, EMTN	0.500	09/07/32	MXN	64,600	1,430,459

African Export-Import Bank (The), Sr. Unsec’d. Notes	3.798	05/17/31		300	255,000
Asian Infrastructure Investment Bank (The), Sr. Unsec’d. Notes, EMTN^	0.375	09/09/25	THB	72,000	2,108,285
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	4,200	3,818,211
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	701,434
Sr. Unsec’d. Notes, EMTN	1.500	11/21/26		500	448,550
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	668,800

Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	30,137
International Bank for Reconstruction & Development,
Notes, MTN	0.887(s)	03/01/26		1,350	1,181,818
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	4,008,501
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		72	65,264
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,545,765
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.000% (Cap 2.330%, Floor 0.000%)	1.598(c)	05/31/26		4	3,705
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	242,315
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,137,310
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,152,654
					20,849,913
Switzerland 0.8%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	5,343,718
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,270,789
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	771,127
Sr. Unsec’d. Notes, 144A	4.207(ff)	06/12/24		2,850	2,803,334

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland (cont’d.)
Credit Suisse Group AG, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.282%	01/09/28		2,075	$1,823,689
Sr. Unsec’d. Notes, EMTN	3.500(ff)	03/08/24	AUD	750	526,396
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	11,522,319
Sr. Unsec’d. Notes, 144A	4.125	09/24/25		2,500	2,444,556
					26,505,928
Ukraine 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24(d)	EUR	1,100	239,173
United Arab Emirates 0.4%
ADCB Finance Cayman Ltd., Gtd. Notes, MTN	4.500	10/25/27	AUD	2,370	1,650,176
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	3,212	3,317,329
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,500	5,180,282
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,114,158
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,883	2,074,802
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	316,050
					14,652,797
United Kingdom 3.2%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,518,223
Barclays PLC,
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,201,654
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	678,278
Sr. Unsec’d. Notes, Series 01	1.232(ff)	09/25/24	JPY	100,000	769,890
Sub. Notes(a)	4.836	05/09/28		3,780	3,646,982

Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	21,100	21,394,451
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	5,964,202
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		14,500	14,096,755
Constellation Automotive Financing PLC, Sr. Sec’d. Notes	4.875	07/15/27	GBP	5,000	4,326,543

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

eG Global Finance PLC, Sr. Sec’d. Notes	6.250%	10/30/25	EUR	5,845	$5,663,812
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,301,394
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.206(ff)	08/17/29		4,300	3,634,322
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,216,690
Sr. Unsec’d. Notes, Series 02	0.842	09/26/23	JPY	700,000	5,368,715
Sr. Unsec’d. Notes, Series 04	0.575(ff)	09/13/24	JPY	100,000	765,279

Kane Bidco Ltd., Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	8,325	8,933,494
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		1,200	756,720
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		2,250	2,202,682
Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	5,319	5,079,462
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN(a)	2.500	07/01/24	EUR	750	802,791
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,164,024
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	6,667,051
					105,153,414
United States 24.3%
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	721,158
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	657,806
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	613,100
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	4,518,411

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		2,975	2,566,097
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	2,665,574
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		903	454,730
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,102,723

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24		1,475	$1,453,112
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26		3,550	3,642,532
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		575	550,053
Gtd. Notes, 144A	9.000	11/01/27		579	716,913
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,797,853

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28		6,582	6,014,304
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	78,361
Sr. Unsec’d. Notes	3.500	09/15/53		1,511	1,117,377
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	2,225,642
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	103,717
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,271,286
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		13,060	11,042,611
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	4,228,467
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		25,850	22,506,422
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31		2,755	2,346,580
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		4,865	4,263,924
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	4,605,996
Sub. Notes	6.800	03/15/28		377	407,946
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	692,186

Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27		1,550	817,429
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	1,155,522
Gtd. Notes, 144A	5.000	02/15/29		175	77,000
Gtd. Notes, 144A(a)	5.250	01/30/30		5,500	2,392,500
Gtd. Notes, 144A(a)	5.250	02/15/31		2,000	910,000
Gtd. Notes, 144A	6.250	02/15/29		400	183,000
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27		1,375	1,240,752
Gtd. Notes	6.750	03/15/25		2,075	2,034,628
Gtd. Notes	7.250	10/15/29		1,600	1,478,575
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	11,841,603
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	674,907

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Berkshire Hathaway, Inc., (cont’d.)
Sr. Unsec’d. Notes	0.965%	09/13/39	JPY	300,000	$1,906,365

Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		4,030	4,115,883
Booking Holdings, Inc., Sr. Unsec’d. Notes	4.500	11/15/31	EUR	5,300	6,008,135
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25		4,800	4,768,476
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,510,556
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	2,654,372
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		3,765	2,879,134
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		4,626	3,591,183
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	5,677,594
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,650,042
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		525	448,487

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		2,461	2,168,935
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,407,383
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,180	1,868,044
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	4,526,019

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	1.150	04/21/23	JPY	200,000	1,537,422
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31		9,500	7,912,456
Sr. Unsec’d. Notes, 144A(a)	4.500	06/01/33		2,675	2,173,578

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		7,675	6,908,598
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31		675	566,692
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		1,230	1,120,437
Gtd. Notes	5.375	03/15/44		3,560	3,415,262
Gtd. Notes, 144A	4.500	12/01/26		6,451	6,369,554

Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		600	612,910
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	2,963,417

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	3.900%	06/01/52		3,365	$2,288,849
Sr. Sec’d. Notes	4.800	03/01/50		5,250	4,123,678
Sr. Sec’d. Notes	6.384	10/23/35		2,357	2,401,409
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		650	631,183
Gtd. Notes, 144A	5.875	02/01/29		600	574,782

CitiFinancial Credit Co., Sr. Unsec’d. Notes	7.875	02/01/25		662	694,639
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	734,676
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		19,245	17,566,606
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,361,618
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,499,843
Sr. Unsec’d. Notes	2.800	06/25/27	JPY	770,000	6,380,769
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,537
Sr. Unsec’d. Notes, GMTN	0.620	09/21/27	JPY	100,000	737,759
Sr. Unsec’d. Notes, Series 18BR	2.360	09/16/25	JPY	300,000	2,386,135

Corning, Inc., Sr. Unsec’d. Notes	0.698	08/09/24	JPY	100,000	764,737
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		4,025	3,393,278
Sr. Unsec’d. Notes(a)	5.375	11/15/27		2,625	2,505,003
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,075	835,693
Gtd. Notes, 144A	4.625	06/01/30		1,175	989,905

DH Europe Finance II Sarl, Gtd. Notes	0.450	03/18/28	EUR	2,200	2,057,543
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $3,451,125; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27		3,740	76,104
Discovery Communications LLC,
Gtd. Notes	3.450	03/15/25		2,500	2,410,032
Gtd. Notes	5.300	05/15/49		2,480	2,097,039

DISH DBS Corp., Gtd. Notes	7.750	07/01/26		4,950	4,015,570
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		1,376	1,350,376
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		88	122,578

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)		7,800	$7,091,422
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	4,756,150
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	2,024,305
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,311,912

ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	221,203
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100	07/15/24	EUR	2,300	2,416,552
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,586,114
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		5,000	3,904,959
Sr. Unsec’d. Notes(a)	5.291	12/08/46		3,000	2,485,571
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	191,023
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	339,034
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,476,119
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35		2,200	2,023,510
Sr. Unsec’d. Notes	5.400	04/01/48		2,050	1,812,348
Sr. Unsec’d. Notes	6.250	10/02/43		2,705	2,694,853

General Motors Financial Co., Inc., Gtd. Notes	3.850	01/05/28		2,900	2,718,098
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,000	1,006,056
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	9,893,327
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	1,961,314
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,449,805
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,081,875
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	140,632
Sr. Unsec’d. Notes, EMTN	1.428(s)	12/15/23	EUR	200	209,730
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	0.774(c)	08/12/25	EUR	3,216	3,296,550
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	778,666
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,408,312
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	74,765
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.399(c)	06/30/25	EUR	2,227	2,393,241
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	4.735(c)	11/30/24		40	39,150

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220%(c)	08/24/30	EUR	5,000	$5,619,478

Goldman Sachs International, Gtd. Notes, EMTN	1.750	05/29/24	EUR	3,685	3,886,716
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	6.729(c)	05/31/25		19,100	18,336,000
HCA, Inc.,
Gtd. Notes	5.250	06/15/49		1,500	1,372,007
Gtd. Notes	5.625	09/01/28		700	711,735
Gtd. Notes	7.500	11/06/33		2,000	2,207,288
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,255,272

Honeywell International, Inc., Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	2,582,689
Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	3.872(c)	09/15/30		800	794,073
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	4,880,355
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		5,450	5,168,126
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	1,700,603
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.125	02/01/28		1,373	1,345,265
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		1,227	1,194,327

Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32		9,275	7,402,564
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		3,803	3,746,550
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	22,044,244
Sr. Unsec’d. Notes	1.953(ff)	02/04/32		13,490	10,840,791
Sr. Unsec’d. Notes	2.525(ff)	11/19/41		6,200	4,453,295
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		8,945	7,428,643
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		7,590	6,394,086
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	2,998,447
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,480,202

JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	3,849,232

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

KB Home, Gtd. Notes(a)	6.875%	06/15/27		1,650	$1,686,920
Kimco Realty OP LLC, Gtd. Notes	2.250	12/01/31		4,160	3,347,539
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		15	14,034
Lamb Weston Holdings, Inc., Gtd. Notes, 144A(a)	4.375	01/31/32		1,725	1,543,680
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	65,569
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	3,500,870
Liberty Mutual Group, Inc.,
Gtd. Notes	2.750	05/04/26	EUR	1,000	1,044,467
Gtd. Notes, 144A	3.951	10/15/50		90	69,983

LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29		3,000	2,009,941
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		9,050	9,910,229
Marriott International, Inc., Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	7,782,588
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,450	4,663,233
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		550	461,572
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	383,886
Gtd. Notes	1.625	03/07/31	EUR	2,500	2,370,738
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,455,206
Gtd. Notes	2.250	03/07/39	EUR	1,910	1,669,123

MetLife, Inc., Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	4,406,668
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,069,279
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	10,000	9,532,005
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		17,400	10,396,500
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	147,722
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	295,830
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	101,984
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	911,145
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,565,487
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,466,930

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, EMTN	7.950%(s)	11/07/31	MXN	56,000	$1,219,822
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,014,010
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		4,320	3,569,425
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33		2,950	2,514,977
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	494,632
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	1,940,439

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	1,610,131
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		2,490	2,175,314
Gtd. Notes, 144A	6.000	01/15/27		735	683,235

Newell Brands, Inc., Sr. Unsec’d. Notes	4.450	04/01/26		1,300	1,234,880
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,443,480
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	36,826
OneMain Finance Corp., Gtd. Notes(a)	4.000	09/15/30		1,800	1,434,692
ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	1,992,210
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30		7,350	6,491,607
Gtd. Notes	4.450	09/01/49		2,000	1,625,415
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	725,964
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		1,725	1,553,024

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27		1,217	1,093,277
Paramount Global, Sr. Unsec’d. Notes	4.375	03/15/43		1,089	803,603
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	4.250	04/15/31		4,550	3,946,962
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31		2,325	2,005,267
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	200,000	1,297,829
Gtd. Notes	0.972	09/25/28	JPY	700,000	5,231,319
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	10,562,081

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Prologis Yen Finance LLC, (cont’d.)
Gtd. Notes	1.222%	06/22/35	JPY	200,000	$1,349,680

Realty Income Corp., Sr. Unsec’d. Notes(h)	2.200	06/15/28		480	425,632
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		4,525	4,479,712
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,393,734
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		7	7,020
Sprint Capital Corp., Gtd. Notes(a)	8.750	03/15/32		1,985	2,450,841
Sprint LLC, Gtd. Notes	7.625	02/15/25		300	311,376
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		4,550	3,901,101
Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31		3,645	2,936,530
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,419,194
Gtd. Notes, 144A(a)	6.000	12/31/30		1,700	1,548,434
Gtd. Notes, 144A	7.500	10/01/25		1,075	1,091,332
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,642,408
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		375	342,786
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28		1,000	931,308
Sr. Sec’d. Notes	4.250	06/01/29		500	444,861
Sr. Sec’d. Notes(a)	5.125	11/01/27		2,205	2,122,585

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.254(c)	09/30/24		15,020	14,603,732
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	438,885
Sr. Unsec’d. Notes	3.650	11/21/34	EUR	2,100	2,270,163

Time Warner Cable Enterprises LLC, Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,424,308
T-Mobile USA, Inc., Gtd. Notes	4.375	04/15/40		2,500	2,265,847
Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400	10/16/40		93	87,005

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN(h)	3.500%(cc)	10/24/25		2,656	$2,576,915
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	15,857,425
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	8,225	7,252,737
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,562,192
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	866,807
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	216,169
Gtd. Notes	3.875	02/15/31		391	346,162
Gtd. Notes(a)	4.875	01/15/28		3,115	3,017,678
Gtd. Notes(a)	5.250	01/15/30		2,340	2,264,696

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		8,600	8,485,735
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,267,468
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,145,882
Ventas Realty LP, Gtd. Notes(a)	2.500	09/01/31		7,995	6,533,972
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,470,346
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	935,604
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	584,311
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	2,020,217
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	3,217,778
Gtd. Notes	4.000	06/22/50		4,425	3,067,987

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	3,786,361
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,494,611
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	9,452,034
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.000	07/31/27		3,520	3,310,918
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	13,814,684

Warner Media LLC, Gtd. Notes	4.050	12/15/23		11,250	11,088,972

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050%	03/15/42		4,355	$3,718,257
Gtd. Notes, 144A	5.141	03/15/52		8,795	7,305,869
Gtd. Notes, 144A	5.391	03/15/62		1,270	1,057,086
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,826,112
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	983,783
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	6,813,232
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		3,100	2,606,933
Gtd. Notes	2.800	06/01/31		10,300	8,580,449
Gtd. Notes(a)	3.100	01/15/30		5,600	4,903,859

WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	8,263,810
Xerox Corp., Sr. Unsec’d. Notes	4.625	03/15/23		40	39,853
					796,618,583

Total Corporate Bonds (cost $1,738,646,049)					1,484,466,458
Floating Rate and other Loans 1.4%
United Kingdom 1.3%
CD&R Firefly Bidco Ltd., Initial Term Loan, SONIA + 8.356%	10.542(c)	06/19/26	GBP	16,075	18,183,073
Constellation Automotive Group Ltd., Facility B2 Loan, SONIA + 4.750%	5.941(c)	07/28/28	GBP	3,850	3,612,066
EG Group Ltd., Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%	9.752(c)	04/30/27	EUR	23,880	22,456,388
					44,251,527
United States 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	13.815(c)	11/01/25		1,199	1,270,940

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
United States (cont’d.)
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	12.358%(c)	05/25/26		247	$222,568
Second Lien Term loan, 1 Month SOFR + 3.400%	8.025(c)	08/24/26		7,155	590,262
					2,083,770

Total Floating Rate and other Loans (cost $60,003,552)					46,335,297
Municipal Bond 0.1%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Sub-Series C (cost $5,946,203)	0.000(cc)	11/01/43		10,573	4,669,751
Residential Mortgage-Backed Securities 4.4%
Spain 0.1%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	4.468(c)	07/30/75	EUR	3,446	3,553,212
United States 4.3%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	4.519(c)	07/27/57		238	236,068
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.356(c)	10/25/28		54	53,674
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	6.106(c)	07/25/29		201	201,385
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.060(c)	03/25/31		2,449	2,445,731
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.260(c)	03/25/31		1,750	1,722,918
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.710(c)	09/25/31		1,200	1,150,965

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	6.245%(c)	09/12/26	5,251	$5,225,089
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	6.606(c)	10/25/39	74	74,153
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	6.556(c)	01/25/40	456	456,061
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.410(c)	10/25/41	1,350	1,291,356
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.860(c)	10/25/41	240	236,337
Series 2021-R03, Class 1B1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.060(c)	12/25/41	500	467,597

Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	2,093	2,018,659
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	6.306(c)	04/25/29	620	618,945
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.460(c)	10/25/33	1,122	1,122,041
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.010(c)	10/25/33	4,200	4,195,435
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.760(c)	04/25/34	3,500	3,531,627
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	7.610(c)	11/25/41	260	245,214
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.310(c)	11/25/41	1,440	1,362,668

Fannie Mae REMIC, Series 2012-107, Class GI, IO	3.500	09/25/27	1,875	82,784

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.310%(c)	11/25/50	595	$581,617
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	6.910(c)	11/25/50	1,686	1,702,738
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.710(c)	08/25/33	700	666,799
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	6.356(c)	02/25/50	1,708	1,704,735
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	9.606(c)	06/25/50	591	617,666
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	7.606(c)	03/25/50	131	133,846
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	9.756(c)	09/25/50	1,308	1,376,630
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	6.960(c)	01/25/51	2,995	2,778,247
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.110(c)	01/25/51	10,337	10,175,415
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.360(c)	01/25/34	4,630	4,410,200
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.960(c)	01/25/34	1,411	1,396,352
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.710(c)	10/25/41	1,830	1,747,650
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.110(c)	11/25/41	200	192,626
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.310(c)	08/25/33	13,200	11,419,848

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	6.560%(c)	08/25/33	17,900	$17,404,496
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.460(c)	12/25/33	2,000	1,735,000
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.660(c)	09/25/41	1,370	1,231,614
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.410(c)	09/25/41	3,250	2,913,019
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.660(c)	12/25/41	2,100	1,879,623

Freddie Mac REMIC, Series 4166, Class IO, IO	3.500	02/15/43	4,528	784,158
GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	12,803	11,890,690
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.156(c)	05/25/29	378	378,018
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.056(c)	07/25/33	5,390	5,380,104
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.910(c)	01/25/34	2,855	2,818,405
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.110(c)	01/25/34	4,790	4,681,522

Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59	5,149	5,140,080
Loan Revolving Advance Investment Trust, Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.204(c)	06/30/23	1,659	1,640,285
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.256(c)	01/25/48	606	593,365
Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.056(c)	07/25/28	186	185,823

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.960%(c)	10/25/33	787	$786,701
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.360(c)	10/25/33	1,865	1,847,758
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.910(c)	04/25/34	2,200	2,162,726
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.210(c)	04/25/34	700	654,660
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.356(c)	02/25/23	1,020	1,001,593
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.156(c)	08/25/25	2,300	2,220,326
Radnor Re Ltd.,
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.456(c)	01/25/30	55	54,919
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.956(c)	01/25/30	1,800	1,787,561
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.960(c)	12/27/33	706	705,863
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.010(c)	11/25/31	5,100	5,008,780
				140,530,165

Total Residential Mortgage-Backed Securities (cost $149,581,687)				144,083,377

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 25.2%
Albania 0.1%
Albania Government International Bond,
Sr. Unsec’d. Notes	3.500%	10/09/25	EUR	1,000	$1,012,273
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,012,272
					2,024,545
Andorra 0.0%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	353,815
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	931,397
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	1,637,456	1,694,494
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	59,017	61,209
					2,687,100
Austria 0.1%
Republic of Austria Government Bond, Sr. Unsec’d. Notes, 144A	0.750	03/20/51	EUR	100	65,332
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,143	1,831,492
					1,896,824
Belgium 0.0%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, Series 93, 144A	0.650	06/22/71	EUR	100	47,688
Brazil 1.0%
Brazil Loan Trust 1, Gov’t. Gtd. Notes, 144A	5.477	07/24/23		467	464,266
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		30,419	29,740,080
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		423	413,562
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	5,672
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		208	215,839
					30,839,419

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bulgaria 0.2%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125%	03/26/35	EUR	8,212	$7,822,876
Canada 0.2%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	553,859
City of Toronto, Unsec’d. Notes	3.250	06/24/46	CAD	1,000	631,553
Province of Alberta, Sr. Unsec’d. Notes, EMTN	1.403	02/20/29	SEK	2,000	167,787
Province of Quebec Residual Strips, Bonds	2.283(s)	04/01/35	CAD	10,000	4,636,476
					5,989,675
Chile 0.1%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	2.500	03/01/25	CLP	900,000	1,042,116
Bonds	5.000	03/01/35	CLP	505,000	609,357
Chile Government International Bond,
Sr. Unsec’d. Notes	0.830	07/02/31	EUR	1,000	857,490
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	1,784,486
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	247,022
					4,540,471
China 1.8%
China Government Bond,
Bonds, Series INBK	2.850	06/04/27	CNH	6,000	894,584
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	741,722
Sr. Unsec’d. Notes	3.300	07/04/23	CNH	2,000	296,919
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	600,596
Sr. Unsec’d. Notes	3.380	11/21/24	CNH	500	74,921
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,500	375,323
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	302,129
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	2,811,212
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,482,291
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	40,000	6,175,410
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	11,977,852
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	9,739,940
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,527,170
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	7,971,675
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	3,909,683

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150%	06/18/27	CNH	4,000	$617,115
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	20,000	3,017,618
					58,516,160
Colombia 1.8%
Colombia Government International Bond,
Sr. Unsec’d. Notes	8.375	02/15/27		3,168	3,218,490
Sr. Unsec’d. Notes	9.850	06/28/27	COP	15,013,000	2,901,445
Sr. Unsec’d. Notes	10.375	01/28/33		1,401	1,580,328
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,188,750
Sr. Unsec’d. Notes, EMTN(a)	3.875	03/22/26	EUR	47,879	49,930,550
					58,819,563
Cyprus 0.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	5,464,977
Sr. Unsec’d. Notes, EMTN(a)	2.250	04/16/50	EUR	2,000	1,630,725
Sr. Unsec’d. Notes, EMTN(a)	2.375	09/25/28	EUR	4,694	4,795,938
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	9,860,831
Sr. Unsec’d. Notes, EMTN(a)	2.750	05/03/49	EUR	3,000	2,609,772
					24,362,243
Denmark 0.1%
Denmark Government Bond,
Bonds(k)	1.750	11/15/25	DKK	3,520	501,761
Bonds(k)	4.500	11/15/39	DKK	1,800	332,066
Bonds, Series 10YR(k)	0.500	11/15/27	DKK	12,110	1,610,226
Bonds, Series 10YR(k)	0.500	11/15/29	DKK	4,300	550,812
Bonds, Series 30YR(k)	0.250	11/15/52	DKK	5,000	407,729
					3,402,594
Egypt 0.0%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	631,634

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Finland 0.0%
Finland Government Bond, Sr. Unsec’d. Notes, 144A	0.125%	04/15/52	EUR	100	$53,299
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,241,263
					1,294,562
France 0.7%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	22,216,301
French Republic Government Bond OAT, Bonds, 144A(k)	0.500	05/25/72	EUR	100	43,778
					22,260,079
Germany 0.0%
State of North Rhine-Westphalia, Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	25,491
Greece 2.2%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	1	1,099
Bonds	4.300	02/24/29	EUR	1	1,054
Bonds	4.300	02/24/30	EUR	2	2,056
Bonds	4.300	02/24/31	EUR	34	34,447
Bonds	4.300	02/24/32	EUR	60	60,264
Bonds	4.300	02/24/36	EUR	2	1,909
Bonds	4.300	02/24/39	EUR	1	1,007
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	50,145,250
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	4,875,878
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	9,719	10,878,335
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	6,242,072
					72,243,371
Hungary 0.1%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	4,176	3,437,017
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		1,375	1,072,500
					4,509,517

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia 1.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900%	02/14/27	EUR	10,300	$9,961,005
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	7,576,280
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	8,199,549
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	3,400	3,398,988
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	2,711,406
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	1,505	1,625,219
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	5,700	6,172,743
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	14,920,987
Sr. Unsec’d. Notes, Series 05	0.920	05/31/23	JPY	100,000	768,400
Sr. Unsec’d. Notes, Series 09	0.830	05/22/24	JPY	200,000	1,535,359
					56,869,936
Ireland 0.0%
Ireland Government Bond, Sr. Unsec’d. Notes	0.550	04/22/41	EUR	100	70,884
Israel 0.2%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	5,066,721
Italy 4.6%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	1,090	1,129,210
Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,480	6,063,441
Region of Umbria, Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	1.963(c)	03/26/31	EUR	926	931,752
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	5,324	4,208,847
Sr. Unsec’d. Notes	3.486(s)	03/27/23		775	768,126
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		3,300	2,844,021
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	93	101,167
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	8,608,839
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,475,198
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	20,606,557
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,423,659

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.000%	08/04/28	GBP	69,287	$87,050,301
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		11,108	11,091,511
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor 0.000%)	1.972(c)	05/11/26	EUR	3,000	3,168,150
					150,470,779
Japan 0.1%
Japan Government Twenty Year Bond, Bonds, Series 159(k)	0.600	12/20/36	JPY	350,000	2,538,211
Kazakhstan 0.5%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	2,000	1,902,512
Sr. Unsec’d. Notes, EMTN(a)	1.500	09/30/34	EUR	9,400	7,481,100
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	7,615	7,444,574
					16,828,186
Lithuania 0.0%
Lithuania Government Bond, Bonds, Series 07YR	0.600	06/29/23	EUR	200	215,132
Luxembourg 0.0%
State of the Grand-Duchy of Luxembourg, Sr. Unsec’d. Notes	0.000	09/14/32	EUR	100	83,500
Malaysia 0.2%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400	03/09/23		3,000	2,942,438
Malaysia Government Bond, Bonds, Series 0220	2.632	04/15/31	MYR	10,000	2,147,125
					5,089,563
Mexico 1.3%
Mexico Government International Bond,
Sr. Unsec’d. Notes(a)	1.125	01/17/30	EUR	10,100	9,003,776
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	3,823,641
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,049,634

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	950	$743,804
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	321,188
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	13,633	17,017,537
Sr. Unsec’d. Notes, Series 26	0.850	04/18/25	JPY	500,000	3,819,736
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,832,388
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	995,330
					41,607,034
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	746,974
Netherlands 0.0%
Netherlands Government Bond, Bonds, 144A	0.000	01/15/52	EUR	100	55,705
New Zealand 0.0%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	2,100	920,514
Panama 0.4%
Panama Government International Bond, Sr. Unsec’d. Notes	8.125	04/28/34		10,732	12,304,909
Peru 0.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	944,125
Sr. Unsec’d. Notes(a)	2.750	01/30/26	EUR	7,718	8,038,217
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	9,699,252
					18,681,594
Philippines 1.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.000	02/03/23	EUR	2,000	2,173,213
Sr. Unsec’d. Notes	0.250	04/28/25	EUR	690	694,717
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	4,873,104
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,130,092
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	787,207

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines (cont’d.)
Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	0.875%	05/17/27	EUR	4,000	$3,857,480
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	5,954,043
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	12,188,892
					31,658,748
Poland 0.0%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	890,478
Portugal 0.8%
Metropolitano de Lisboa EPE, Gov’t. Gtd. Notes	4.799	12/07/27	EUR	5,800	6,750,598
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A(a)	4.100	02/15/45	EUR	9,000	10,545,181
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	4,000	2,306,454

Regiao Autonoma Madeira, Gov’t. Gtd. Notes	0.943	05/29/32	EUR	8,750	7,561,640
					27,163,873
Romania 0.5%
Romania Government Bond,
Bonds, Series 05YR	3.650	07/28/25	RON	1,000	204,097
Bonds, Series 15YR	3.650	09/24/31	RON	2,000	339,544
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	3,620,617
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,592,675
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	975,581
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,641,556
Sr. Unsec’d. Notes, EMTN(a)	3.500	04/03/34	EUR	1,000	841,182
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	843,900
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	2,418,365
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	672,681
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	2,866,814
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,057,070
					17,074,082
San Marino 0.0%
San Marino Government Bond, Sr. Unsec’d. Notes	3.250	02/24/24	EUR	269	287,861

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Saudi Arabia 0.3%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000%	07/09/39	EUR	13,756	$11,130,136
Serbia 0.8%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	4,919,898
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	15,113,524
Sr. Unsec’d. Notes, 144A(a)	2.125	12/01/30		9,015	6,850,273
					26,883,695
Singapore 0.0%
Housing & Development Board, Sr. Unsec’d. Notes, MTN	2.320	01/24/28	SGD	500	359,953
Slovenia 0.0%
Slovenia Government Bond, Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	82,826
South Korea 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700	12/02/24	IDR	40,000	2,673
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	462,005
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	744,191
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	675,804
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,332,530
					3,217,203
Spain 1.9%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	588	656,733
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,196,365
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	3,880,962
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,773,681
Spain Government Bond,
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	10,600	6,310,773
Sr. Unsec’d. Notes, 144A(k)	1.200	10/31/40	EUR	2,500	1,859,951
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	7,225	6,590,209
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	4,260,563

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Coupon Strips,
Bonds	0.246%(s)	01/31/32	EUR	3,900	$3,158,613
Bonds	0.320(s)	01/31/33	EUR	2,100	1,635,712
Bonds(k)	0.449(s)	07/30/29	EUR	438	390,507
Bonds	0.958(s)	01/31/35	EUR	168	118,822
Bonds	1.027(s)	01/31/36	EUR	168	113,653
Bonds	1.078(s)	01/31/37	EUR	168	109,594
Bonds	1.296(s)	07/30/41	EUR	436	240,225
Bonds, Series CAC	0.579(s)	07/30/29	EUR	3,600	3,192,505
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	577,374
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	552,011
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	529,720
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	161,468
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	155,841
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	150,958
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	145,978
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	141,129
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	136,833
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	132,742
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	128,465
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	117,039
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	111,123
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	107,408
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	102,030
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	98,570
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	94,798
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	96,800
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	92,644
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	82,943
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	76,189
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	75,709
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	71,980
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	67,522
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	65,399
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	62,371
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	59,702
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	59,344

Spain Government Bond Principal Strips, Bonds	0.794(s)	07/30/41	EUR	1,700	931,363
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	20,636,625
					62,310,946

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sweden 0.0%
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904%(s)	06/25/27	ZAR	1,400	$54,709
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	58,498

Sweden Government Bond, Bonds, 144A(k)	3.500	03/30/39	SEK	10,000	1,158,242
					1,271,449
Tunisia 0.0%
Tunisian Republic, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	335,384
Ukraine 0.5%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	33,896	6,817,257
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	31,299	6,397,021
Sr. Unsec’d. Notes	7.375	09/25/34(d)		3,600	711,000
Sr. Unsec’d. Notes	7.750	09/01/26(d)		1,875	402,891
Sr. Unsec’d. Notes	7.750	09/01/27(d)		400	85,325
Sr. Unsec’d. Notes	7.750	09/01/28(d)		500	108,500
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	9,705	1,951,896
Sr. Unsec’d. Notes, 144A	7.253	03/15/35(d)		1,560	304,005
					16,777,895
United Kingdom 0.3%
HM Treasury UK Sovereign Sukuk PLC, Unsec’d. Notes(k)	0.333	07/22/26	GBP	500	552,850
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	891,332
United Kingdom Gilt,
Bonds(k)	1.250	10/22/41	GBP	100	81,924
Bonds(k)	1.250	07/31/51	GBP	100	70,270
Bonds(k)	1.500	07/22/47	GBP	100	78,806
Bonds(k)	1.625	10/22/71	GBP	100	70,333
Bonds(k)	1.750	01/22/49	GBP	100	82,692
Bonds(k)	1.750	07/22/57	GBP	100	78,073
Bonds(k)	2.500	07/22/65	GBP	100	94,588
Bonds(k)	3.250	01/22/44	GBP	100	113,484
Bonds(k)	3.500	07/22/68	GBP	100	121,243
Bonds(k)	3.750	07/22/52	GBP	100	123,768
Bonds(k)	4.000	01/22/60	GBP	100	132,713
Bonds(k)	4.250	03/07/36	GBP	300	394,343

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt, (cont’d.)
Bonds(k)	4.250%	09/07/39	GBP	180	$235,435
Bonds(k)	4.250	12/07/40	GBP	100	130,787
Bonds(k)	4.250	12/07/46	GBP	4,475	5,894,477
Bonds(k)	4.250	12/07/49	GBP	100	132,899
Bonds(k)	4.250	12/07/55	GBP	100	136,105
Bonds(k)	4.500	12/07/42	GBP	100	135,657
Bonds(k)	4.750	12/07/38	GBP	100	138,469
Unsec’d. Notes(k)	0.875	01/31/46	GBP	100	68,640
Unsec’d. Notes(k)	1.125	01/31/39	GBP	100	84,768
					9,843,656
Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes	6.875	09/28/25		2,202	2,288,016

Total Sovereign Bonds (cost $1,086,512,079)					825,393,470
U.S. Government Agency Obligations 1.1%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	19,307	25,684,471
Tennessee Valley Authority Sr. Unsec’d. Notes	5.625	06/07/32	GBP	8,000	10,872,061

Total U.S. Government Agency Obligations (cost $47,389,168)					36,556,532
U.S. Treasury Obligations 0.3%
U.S. Treasury Bonds(h)	1.125	08/15/40		160	106,050
U.S. Treasury Bonds(h)	2.250	05/15/41		545	434,467
U.S. Treasury Notes(h)(k)	1.375	02/15/23		1,365	1,363,134
U.S. Treasury Notes	1.500	11/30/28		55	48,959
U.S. Treasury Notes(h)	1.750	03/15/25		325	309,385
U.S. Treasury Notes(h)	1.875	02/15/32		1,615	1,417,919
U.S. Treasury Notes(h)(k)	2.875	05/15/32		2,035	1,939,291
U.S. Treasury Notes(h)(k)	4.375	10/31/24		3,400	3,401,461
U.S. Treasury Strips Coupon	1.872(s)	05/15/31		85	63,056
U.S. Treasury Strips Coupon	1.888(s)	08/15/29		345	272,496
U.S. Treasury Strips Coupon(k)	2.089(s)	11/15/35		800	495,656

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.251%(s)	08/15/40	800	$409,844

Total U.S. Treasury Obligations (cost $10,952,441)				10,261,718

	Shares
Common Stocks 0.1%
Spain 0.0%
Codere New Topco SA^ (original Cost $0; purchased 11/19/21)(f)	16,439	—
United States 0.1%
Chesapeake Energy Corp.	48,975	4,247,112
Ferrellgas Partners LP (Class B Stock)^	2,731	512,558
		4,759,670

Total Common Stocks (cost $839,518)		4,759,670
Preferred Stock 0.0%
United States
Citigroup Capital XIII, 11.172%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40 (cost $100,000)	4,000	114,880

Total Long-Term Investments (cost $3,778,071,679)		3,174,050,592

Short-Term Investments 2.7%
Affiliated Mutual Fund 2.6%
PGIM Institutional Money Market Fund (cost $85,421,131; includes $85,069,580 of cash collateral for securities on loan)(b)(we)	85,510,383	85,493,281
Options Purchased*~ 0.1%
(cost $1,021,778)		3,825,485

Total Short-Term Investments (cost $86,442,909)		89,318,766

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.4% (cost $3,864,514,588)	$3,263,369,358
Options Written*~ (0.1)%
(premiums received $1,225,281)	(4,763,579)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.3% (cost $3,863,289,307)	3,258,605,779
Other assets in excess of liabilities(z) 0.7%	21,934,158

Net Assets 100.0%	$3,280,539,937

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BARC—Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CPI—Consumer Price Index
CSI—Credit Suisse International
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HICP—Harmonised Index of Consumer Prices
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MBS—Mortgage-Backed Security
MPLE—Maple Bonds
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SAN—Santander Bank, N.A.
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
SORA—Singapore Overnight Rate Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
TELBOR—Tel Aviv Interbank Offered Rate
THBFIX—Thai Baht Interest Rate Fixing
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG
UBS—UBS Securities LLC
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $35,297,446 and 1.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,374,462; cash collateral of $85,069,580 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $18,096,010. The aggregate value of $11,137,986 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	DB	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)/ 5.480%	SAR	304,125	$—
5- Year Interest Rate Swap, 01/30/29	Call	GSI	01/26/24	2.85%	2.85%(A)	3 Month TELBOR(Q)/ 3.930%	ILS	75,000	52,029
2- Year Interest Rate Swap, 05/21/25	Put	DB	05/17/23	2.05%	3 Month SAIBOR(Q)/ 5.480%	2.05%(A)	SAR	304,125	3,773,456
Total Options Purchased (cost $1,021,778)									$3,825,485
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/19/25	Call	DB	05/17/23	1.13%	3 Month LIBOR(Q)/ 4.814%	1.13%(S)		81,100	$(258)
5- Year Interest Rate Swap, 01/30/29	Call	GSI	01/26/24	2.35%	3 Month TELBOR(Q)/ 3.930%	2.35%(A)	ILS	75,000	(3,167)
2- Year Interest Rate Swap, 05/19/25	Put	DB	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)/ 4.814%		81,100	(4,733,871)
5- Year Interest Rate Swap, 01/30/29	Put	GSI	01/26/24	3.65%	3.65%(A)	3 Month TELBOR(Q)/ 3.930%	ILS	75,000	(25,167)
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		69,580	(1,116)
Total Options Written (premiums received $1,225,281)									$(4,763,579)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,139	2 Year U.S. Treasury Notes	Mar. 2023	$234,233,571	$808,647
1,166	10 Year U.S. Treasury Notes	Mar. 2023	133,525,225	1,559,116

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Futures contracts outstanding at January 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
938	20 Year U.S. Treasury Bonds	Mar. 2023	$121,822,750	$3,410,154
547	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	77,537,250	2,489,111
1,805	Japanese Yen Currency	Mar. 2023	174,261,469	6,187,685
				14,454,713
Short Positions:
414	5 Year Euro-Bobl	Mar. 2023	52,794,396	1,015,435
254	5 Year U.S. Treasury Notes	Mar. 2023	27,747,516	28
11	10 Year Canadian Government Bonds	Mar. 2023	1,043,824	(14,317)
899	10 Year Euro-Bund	Mar. 2023	133,720,733	4,429,026
508	10 Year U.K. Gilt	Mar. 2023	65,453,338	(33,320)
514	10 Year U.S. Ultra Treasury Notes	Mar. 2023	62,298,409	(1,085,085)
1,993	British Pound Currency	Mar. 2023	153,622,931	(3,844,188)
473	Euro Currency	Mar. 2023	64,401,906	(2,693,280)
1,954	Euro Schatz Index	Mar. 2023	224,633,162	1,425,552
				(800,149)
				$13,654,564
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	JPM	AUD	53,880	$37,655,230	$38,145,587	$490,357	$—
Expiring 10/31/23	JPM	AUD	4,867	3,379,499	3,467,178	87,679	—
Brazilian Real,
Expiring 02/02/23	CITI	BRL	19,292	3,796,223	3,798,797	2,574	—
British Pound,
Expiring 04/19/23	BOA	GBP	2,469	3,060,054	3,049,538	—	(10,516)
Expiring 04/19/23	BOA	GBP	697	864,145	860,631	—	(3,514)
Expiring 04/19/23	MSI	GBP	5,303	6,553,385	6,548,800	—	(4,585)
Canadian Dollar,
Expiring 04/19/23	BOA	CAD	56,927	42,487,660	42,812,211	324,551	—
Expiring 04/19/23	BOA	CAD	149	111,984	112,142	158	—
Chinese Renminbi,
Expiring 02/23/23	BARC	CNH	27,006	3,859,588	4,003,578	143,990	—
Expiring 02/23/23	BNP	CNH	5,408	758,183	801,721	43,538	—
Expiring 02/23/23	CITI	CNH	862,676	123,619,084	127,891,561	4,272,477	—
Expiring 02/23/23	DB	CNH	75,318	11,161,778	11,165,834	4,056	—
Expiring 02/23/23	JPM	CNH	353,761	50,293,029	52,445,042	2,152,013	—

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/23/23	MSI	CNH	19,529	$2,833,519	$2,895,102	$61,583	$—
Expiring 02/23/23	UAG	CNH	36,338	5,236,974	5,387,044	150,070	—
Expiring 02/23/23	UAG	CNH	22,379	3,228,921	3,317,714	88,793	—
Czech Koruna,
Expiring 04/19/23	HSBC	CZK	116,874	5,234,461	5,319,883	85,422	—
Danish Krone,
Expiring 04/19/23	HSBC	DKK	24,899	3,627,656	3,658,618	30,962	—
Euro,
Expiring 04/19/23	DB	EUR	3,075	3,354,004	3,358,736	4,732	—
Expiring 04/19/23	DB	EUR	1,399	1,525,473	1,528,203	2,730	—
Expiring 04/19/23	UAG	EUR	6,955	7,548,561	7,598,246	49,685	—
Hong Kong Dollar,
Expiring 02/23/23	TD	HKD	13,615	1,742,729	1,738,663	—	(4,066)
Expiring 02/23/23	UAG	HKD	5,000	642,804	638,491	—	(4,313)
Hungarian Forint,
Expiring 04/19/23	HSBC	HUF	2,663,470	6,978,005	7,223,115	245,110	—
Expiring 04/19/23	HSBC	HUF	1,775,646	4,680,822	4,815,410	134,588	—
Expiring 04/19/23	JPM	HUF	1,066,869	2,833,009	2,893,262	60,253	—
Expiring 04/19/23	TD	HUF	1,600,303	4,266,405	4,339,892	73,487	—
Indonesian Rupiah,
Expiring 03/15/23	JPM	IDR	114,183,111	7,272,346	7,606,645	334,299	—
Israeli Shekel,
Expiring 03/15/23	CITI	ILS	17,431	5,101,097	5,058,112	—	(42,985)
Japanese Yen,
Expiring 04/19/23	BARC	JPY	16,210,351	127,979,856	125,902,101	—	(2,077,755)
Expiring 10/31/23	BARC	JPY	525,393	5,512,000	4,195,356	—	(1,316,644)
Expiring 10/31/23	BARC	JPY	406,236	4,196,000	3,243,865	—	(952,135)
Expiring 10/31/23	DB	JPY	511,039	5,353,999	4,080,740	—	(1,273,259)
Expiring 10/31/23	GSI	JPY	1,254,996	12,881,000	10,021,367	—	(2,859,633)
Expiring 10/31/23	MSI	JPY	1,637,975	15,824,364	13,079,522	—	(2,744,842)
Malaysian Ringgit,
Expiring 03/15/23	BARC	MYR	51,967	11,882,348	12,234,832	352,484	—
Mexican Peso,
Expiring 03/15/23	CITI	MXN	105,868	5,425,098	5,578,384	153,286	—
Expiring 04/28/23	JPM	MXN	110,648	4,577,425	5,783,123	1,205,698	—
Expiring 04/28/23	MSI	MXN	352,530	14,859,000	18,425,338	3,566,338	—
New Zealand Dollar,
Expiring 04/19/23	MSI	NZD	14,046	8,916,007	9,082,459	166,452	—
Norwegian Krone,
Expiring 04/19/23	CITI	NOK	93,920	9,520,897	9,444,147	—	(76,750)
Peruvian Nuevo Sol,
Expiring 03/15/23	BNP	PEN	25,650	6,662,338	6,646,367	—	(15,971)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/19/23	MSI	PLN	89,071	$20,249,299	$20,440,410	$191,111	$—
Romanian Leu,
Expiring 04/19/23	JPM	RON	11,029	2,391,355	2,426,785	35,430	—
Singapore Dollar,
Expiring 03/15/23	MSI	SGD	8,812	6,521,028	6,713,333	192,305	—
South Korean Won,
Expiring 03/15/23	JPM	KRW	59,496,242	45,767,044	48,315,314	2,548,270	—
Thai Baht,
Expiring 03/15/23	MSI	THB	326,660	9,499,522	9,939,929	440,407	—
				$671,725,208	$678,033,128	17,694,888	(11,386,968)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/23	CITI	BRL	19,292	$3,574,918	$3,798,796	$—	$(223,878)
Expiring 03/02/23	CITI	BRL	19,292	3,777,750	3,781,489	—	(3,739)
British Pound,
Expiring 04/19/23	BNP	GBP	2,377	2,931,248	2,935,625	—	(4,377)
Expiring 04/19/23	HSBC	GBP	77,275	94,366,235	95,430,427	—	(1,064,192)
Expiring 04/19/23	JPM	GBP	4,061	5,036,383	5,015,267	21,116	—
Canadian Dollar,
Expiring 04/19/23	BNP	CAD	2,509	1,881,137	1,886,640	—	(5,503)
Chinese Renminbi,
Expiring 02/23/23	BARC	CNH	26,015	3,739,025	3,856,702	—	(117,677)
Expiring 02/23/23	CITI	CNH	26,414	3,815,686	3,915,812	—	(100,126)
Expiring 02/23/23	CITI	CNH	23,153	3,343,123	3,432,367	—	(89,244)
Expiring 02/23/23	CITI	CNH	23,145	3,423,668	3,431,295	—	(7,627)
Expiring 02/23/23	GSI	CNH	26,232	3,680,128	3,888,877	—	(208,749)
Expiring 02/23/23	HSBC	CNH	26,773	3,882,912	3,969,048	—	(86,136)
Euro,
Expiring 04/19/23	BNP	EUR	4,481	4,888,999	4,894,718	—	(5,719)
Expiring 04/19/23	CITI	EUR	7,881	8,596,619	8,609,351	—	(12,732)
Expiring 04/19/23	JPM	EUR	8,533	9,320,641	9,321,567	—	(926)
Expiring 04/19/23	MSI	EUR	92,466	100,878,391	101,014,364	—	(135,973)
Expiring 04/19/23	SCB	EUR	87,010	94,595,387	95,053,889	—	(458,502)
Hong Kong Dollar,
Expiring 02/23/23	MSI	HKD	22,002	2,806,219	2,809,570	—	(3,351)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 04/19/23	BNP	JPY	738,116	$5,735,674	$5,732,781	$2,893	$—
Expiring 10/31/23	CITI	JPY	628,883	6,526,054	5,021,745	1,504,309	—
Expiring 10/31/23	CITI	JPY	115,153	1,102,894	919,519	183,375	—
Expiring 10/31/23	GSI	JPY	1,532,531	13,803,651	12,237,535	1,566,116	—
Expiring 10/31/23	MSI	JPY	2,309,705	20,805,025	18,443,410	2,361,615	—
Malaysian Ringgit,
Expiring 03/15/23	BARC	MYR	6,957	1,636,622	1,637,971	—	(1,349)
Mexican Peso,
Expiring 03/15/23	GSI	MXN	18,320	930,240	965,333	—	(35,093)
Expiring 04/28/23	MSI	MXN	463,178	20,111,923	24,208,461	—	(4,096,538)
Peruvian Nuevo Sol,
Expiring 03/15/23	MSI	PEN	50,915	13,183,520	13,192,909	—	(9,389)
South African Rand,
Expiring 03/15/23	MSI	ZAR	45,645	2,587,134	2,613,377	—	(26,243)
South Korean Won,
Expiring 03/15/23	HSBC	KRW	3,129,187	2,470,151	2,541,130	—	(70,979)
Expiring 03/15/23	MSI	KRW	2,673,119	2,170,643	2,170,768	—	(125)
Swedish Krona,
Expiring 04/19/23	MSI	SEK	22,561	2,164,960	2,166,634	—	(1,674)
Swiss Franc,
Expiring 04/19/23	BNP	CHF	1,533	1,682,264	1,688,699	—	(6,435)
Expiring 04/19/23	MSI	CHF	4,458	4,845,125	4,910,697	—	(65,572)
				$454,294,349	$455,496,773	5,639,424	(6,841,848)
						$23,334,312	$(18,228,816)
Cross currency exchange contracts outstanding at January 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/31/23	Buy	AUD	8,947	JPY	599,449	$1,587,001	$—	DB
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(618,411)	GSI
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(1,642,418)	MSI
						$1,587,001	$(2,260,829)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi	12/20/26	1.000%(Q)	1,000	0.351%	$24,636	$(1,781)	$26,417	BOA
Federation of Malaysia	12/20/26	1.000%(Q)	2,000	0.540%	35,394	(3,562)	38,956	BOA
Federative Republic of Brazil	12/20/26	1.000%(Q)	6,000	1.854%	(172,916)	(10,687)	(162,229)	BOA
Kingdom of Saudi Arabia	12/20/26	1.000%(Q)	1,000	0.551%	17,316	(1,781)	19,097	BOA
People’s Republic of China	12/20/26	1.000%(Q)	6,000	0.439%	128,201	(10,687)	138,888	BOA
Republic of Argentina	12/20/26	1.000%(Q)	1,000	34.511%	(641,629)	(1,781)	(639,848)	BOA
Republic of Chile	12/20/26	1.000%(Q)	1,000	0.794%	8,562	(1,781)	10,343	BOA
Republic of Colombia	12/20/26	1.000%(Q)	2,500	2.222%	(103,198)	(4,453)	(98,745)	BOA
Republic of Indonesia	12/20/26	1.000%(Q)	4,500	0.686%	55,919	(8,015)	63,934	BOA
Republic of Panama	12/20/26	1.000%(Q)	1,000	0.908%	4,487	(1,781)	6,268	BOA
Republic of Peru	12/20/26	1.000%(Q)	1,000	0.962%	2,534	(1,781)	4,315	BOA
Republic of Philippines	12/20/26	1.000%(Q)	1,000	0.732%	10,792	(1,781)	12,573	BOA
Republic of South Africa	12/20/26	1.000%(Q)	5,500	2.130%	(210,177)	(9,796)	(200,381)	BOA
Republic of Turkey	12/20/26	1.000%(Q)	6,000	5.264%	(816,235)	(10,687)	(805,548)	BOA
State of Qatar	12/20/26	1.000%(Q)	1,000	0.379%	23,595	(1,781)	25,376	BOA
United Mexican States	12/20/26	1.000%(Q)	5,500	0.943%	17,691	(9,796)	27,487	BOA
					$(1,615,028)	$(81,931)	$(1,533,097)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.36.V1	12/20/26	1.000%(Q)	46,000	$1,458,557	$44,597	$1,413,960	BOA
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	02/14/23	0.250%(M)	40,214	*	$13,667	$(538)	$14,205	GSI
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	$60,185		$109,905		$(49,720)		DB
Gazprom PAO	03/20/23	1.000%(Q)		11,080	1,725,167		794,121		931,046		BARC
Gazprom PAO	12/20/23	1.000%(Q)		1,410	422,781		242,236		180,545		CITI
Gazprom PAO	06/20/24	1.000%(Q)		723	225,221		200,368		24,853		HSBC
Gazprom PAO	06/20/25	1.000%(Q)	EUR	2,000	731,510		11,773		719,737		BARC
Gazprom PAO	12/20/25	1.000%(Q)		2,000	682,188		774,835		(92,647)		GSI
Gazprom PAO	06/20/26	1.000%(Q)		4,400	1,523,307		2,084,654		(561,347)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	3,075,816		4,304,821		(1,229,005)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	355,585		347,466		8,119		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	213,351		346,365		(133,014)		JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	1,187,598		1,577,302		(389,704)		JPM
Republic of South Africa	06/20/26	1.000%(Q)		1,000	28,356		26,874		1,482		GSI
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	16,800	147,790		125,742		22,048		BARC
					$10,378,855		$10,946,462		$(567,607)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American International Group, Inc.	06/20/26	1.000%(Q)		3,260	0.627%	$42,149	$33,208	$8,941	BOA
Barclays PLC	12/20/26	1.000%(Q)	EUR	3,000	0.901%	15,555	24,475	(8,920)	CITI
BNP Paribas S.A.	06/20/23	1.000%(Q)	EUR	5,000	0.231%	22,579	27,687	(5,108)	BARC
DP World PLC	12/20/24	1.000%(Q)		2,000	1.019%	1,699	3,542	(1,843)	BARC
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	0.312%	13,693	1,424	12,269	CITI
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		3,000	3.562%	(62,224)	(102,323)	40,099	DB
Gazprom PAO	12/20/26	1.000%(Q)		8,600	17.956%	(3,020,041)	(4,205,705)	1,185,664	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	*	83,846	(26,986)	110,832	DB
Halliburton Co.	12/20/26	1.000%(Q)		4,240	0.534%	76,010	31,582	44,428	GSI
Hellenic Republic	06/20/23	1.000%(Q)		300	0.212%	1,263	(2,593)	3,856	CITI
Hellenic Republic	06/20/24	1.000%(Q)		1,000	0.442%	8,712	(56,321)	65,033	BARC
Hellenic Republic	06/20/29	1.000%(Q)		5,400	1.349%	(96,895)	(46,699)	(50,196)	BARC
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	1.131%	(36,663)	14,645	(51,308)	CITI
Hellenic Republic	12/20/31	1.000%(Q)		6,000	1.590%	(243,939)	(158,665)	(85,274)	CITI
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		34,770	0.190%	18,346	13,209	5,137	BOA
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		1,000	1.036%	551	4,845	(4,294)	BARC
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.273%	551,548	563,784	(12,236)	CITI
Kingdom of Spain	06/20/24	1.000%(Q)		700	0.120%	9,155	(6,615)	15,770	MSI
Kingdom of Spain	06/20/25	1.000%(Q)		9,940	0.230%	186,059	(45,599)	231,658	BOA
Kingdom of Spain	06/20/25	1.000%(Q)		7,500	0.230%	140,387	(42,594)	182,981	JPM

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/25	1.000%(Q)	1,645	0.230%	$30,791	$10,280	$20,511	BARC
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.270%	14,449	7,971	6,478	CITI
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.785%	10,077	(968)	11,045	GSI
Republic of Colombia	12/20/26	1.000%(Q)	1,000	2.222%	(41,279)	(45,339)	4,060	CITI
Republic of Estonia	12/20/26	1.000%(Q)	3,150	1.608%	(63,863)	23,184	(87,047)	JPM
Republic of Finland	06/20/27	0.250%(Q)	2,000	0.195%	5,079	7,402	(2,323)	BOA
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.198%	59,153	(7,621)	66,774	CITI
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.188%	61,170	2,534	58,636	GSI
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.215%	92,399	37,353	55,046	MSI
Republic of Italy	06/20/23	1.000%(Q)	18,300	0.223%	76,240	(91,394)	167,634	BOA
Republic of Italy	06/20/23	1.000%(Q)	4,000	0.223%	16,664	—	16,664	MSI
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.428%	53,371	(86,254)	139,625	BOA
Republic of Italy	06/20/24	1.000%(Q)	900	0.179%	11,047	(13,246)	24,293	DB
Republic of Italy	06/20/26	1.000%(Q)	4,200	0.790%	32,712	(111,104)	143,816	BOA
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.410%	26,546	—	26,546	CITI
Republic of Panama	12/20/26	1.000%(Q)	4,200	0.908%	18,844	9,396	9,448	CITI
Republic of Poland	06/20/24	1.000%(Q)	6,615	0.655%	38,546	7,116	31,430	BNP
Republic of Serbia	12/20/25	5.000%(Q)	4,500	2.284%	350,773	510,149	(159,376)	CITI
Republic of Serbia	12/20/25	1.000%(Q)	1,000	2.284%	(32,832)	(841)	(31,991)	BNP
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.173%	11,122	(18,163)	29,285	HSBC

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of South Africa	06/20/23	1.000%(Q)		5,000	0.645%	$12,761	$(10,873)	$23,634	DB
Republic of South Africa	12/20/23	1.000%(Q)		3,000	0.842%	7,702	(30,273)	37,975	BOA
Republic of South Africa	06/20/31	1.000%(Q)		3,000	3.314%	(439,566)	(319,722)	(119,844)	MSI
State of Illinois	12/20/24	1.000%(Q)		2,800	0.609%	22,944	(63,437)	86,381	GSI
State of Illinois	06/20/28	1.000%(Q)		1,000	1.138%	(5,075)	(66,923)	61,848	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.379%	94,381	85,829	8,552	CITI
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	16,800	0.705%	(67,563)	(73,435)	5,872	BARC
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.755%	53,242	64,429	(11,187)	BOA
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.216%	36,273	21,762	14,511	DB
United Mexican States	12/20/26	1.000%(Q)		4,000	0.943%	12,866	3,674	9,192	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		9,960	0.771%	83,428	141,399	(57,971)	GSI
						$(1,705,808)	$(3,982,814)	$2,277,006
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 4.310%	SCB	01/10/27	$(107,595)	$—	$(107,595)
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)/ 5.100%	CITI	11/29/23	(32,325)	—	(32,325)
PEN	32,632	3.420%(S)	8,000	6 Month LIBOR(S)/ 5.100%	MSI	08/12/24	102,221	—	102,221
							$(37,699)	$—	$(37,699)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$790,943	$790,943
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,644,183)	(1,644,183)
					$—	$(853,240)	$(853,240)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 3.675%	$(878,464)	$(952,972)	$(74,508)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 3.675%	114,381	(696,703)	(811,084)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 3.675%	—	(1,570,946)	(1,570,946)
CAD	51,805	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/ 5.020%	74,159	(2,981,398)	(3,055,557)
CAD	25,000	05/01/25	0.758%(S)	3 Month CDOR(2)(S)/ 5.020%	(52)	(1,519,531)	(1,519,479)
CAD	12,150	12/03/48	2.800%(S)	3 Month CDOR(2)(S)/ 5.020%	(221,971)	(1,090,850)	(868,879)
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 0.946%	(58,580)	(1,245,391)	(1,186,811)
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ 0.946%	(707)	(123,504)	(122,797)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ 0.946%	—	(558,377)	(558,377)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 0.946%	(3,932)	(77,252)	(73,320)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/ 11.250%	$—	$(138,539)	$(138,539)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(210,874)	(210,874)
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(33)	97,049	97,082
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(12)	86,143	86,155
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(117)	208,964	209,081
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	51,062	51,062
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(48)	180,399	180,447
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(10)	(10,227)	(10,217)
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(2)	(8,480)	(8,478)
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(259)	(334,986)	(334,727)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	24	(156,388)	(156,412)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$(42)	$(99,662)	$(99,620)
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(104)	52,256	52,360
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(42)	32	74
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(87)	87,617	87,704
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	358	13,481	13,123
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	186,665	186,665
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(311)	11,074	11,385
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(74)	32,089	32,163
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	47,181	47,181
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(798)	198,879	199,677

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$—	$(11,078)	$(11,078)
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)/ 7.220%	—	(1,976,963)	(1,976,963)
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)/ 3.233%	12	(106,507)	(106,519)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 3.233%	14	(66,433)	(66,447)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 3.233%	10	(17,336)	(17,346)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 3.233%	—	(141,387)	(141,387)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 3.233%	—	(22,720)	(22,720)
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 2.922%	—	(15,764,649)	(15,764,649)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.894%	(11,215)	(5,802,011)	(5,790,796)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 2.922%	147	(875,754)	(875,901)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 2.922%	1,356	(669,027)	(670,383)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 2.922%	(74,994)	(629,961)	(554,967)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 2.922%	(49,145)	(1,280,717)	(1,231,572)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 2.922%	—	(443,305)	(443,305)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.922%	$(305,533)	$(2,523,600)	$(2,218,067)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 1.894%	(2,943)	(78,330)	(75,387)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.922%	—	1,894,273	1,894,273
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.512%	—	(2,012,286)	(2,012,286)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.922%	—	4,445,940	4,445,940
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.512%	—	(4,735,413)	(4,735,413)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.922%	—	(2,953,952)	(2,953,952)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.922%	—	1,644,719	1,644,719
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.512%	—	(1,787,721)	(1,787,721)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 2.922%	(120,358)	(339,113)	(218,755)
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 2.922%	—	(5,742,437)	(5,742,437)
EUR	4,635	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.922%	404,295	(937,352)	(1,341,647)
GBP	86,340	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.427%	5,485,601	11,605,008	6,119,407
GBP	11,110	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.427%	1,143,915	1,914,280	770,365

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 3.427%	$(1,003,135)	$(1,500,472)	$(497,337)
GBP	7,500	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.427%	(2,488,591)	(2,372,266)	116,325
GBP	15,305	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 3.427%	86,413	(5,767,595)	(5,854,008)
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.427%	2,435,344	(5,598,145)	(8,033,489)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 3.427%	678,678	(1,495,520)	(2,174,198)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 3.427%	(33)	(2,312,065)	(2,312,032)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 3.427%	(236,954)	(845,718)	(608,764)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 15.600%	—	(486,836)	(486,836)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)/ 3.930%	(416)	(1,209,506)	(1,209,090)
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/ (0.014)%	(9,162)	(54,535)	(45,373)
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)/ (0.014)%	615	(36,342)	(36,957)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/ (0.014)%	15	(712,613)	(712,628)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/ (0.014)%	35	(484,093)	(484,128)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ (0.014)%	3,404	(281,461)	(284,865)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ (0.014)%	$50	$(303,850)	$(303,900)
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.014)%	1,970,701	1,648,755	(321,946)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ (0.014)%	67	(468,876)	(468,943)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ (0.014)%	(3,763)	44,954	48,717
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ (0.014)%	(1,640)	(659,403)	(657,763)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ (0.014)%	(868)	16,731	17,599
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ (0.014)%	(2,426)	23,223	25,649
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ (0.014)%	(2,085)	21,442	23,527
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ (0.014)%	(3,862)	44,344	48,206
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ (0.014)%	(9,869)	142,585	152,454
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ (0.014)%	(199)	(118,524)	(118,325)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ (0.014)%	(847)	(58,892)	(58,045)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ (0.014)%	(474)	(60,815)	(60,341)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ (0.014)%	(218)	(72,092)	(71,874)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ (0.014)%	$46	$(361,894)	$(361,940)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ (0.014)%	(1,259)	(99,483)	(98,224)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ (0.014)%	(519)	(51,299)	(50,780)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ (0.014)%	(673)	(39,657)	(38,984)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ (0.014)%	(954)	(62,105)	(61,151)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ (0.014)%	(1,020)	(130,286)	(129,266)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ (0.014)%	(1,243)	(52,431)	(51,188)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ (0.014)%	(992)	(41,045)	(40,053)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ (0.014)%	(26)	(724,193)	(724,167)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ (0.014)%	(3)	(489,430)	(489,427)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ (0.014)%	—	(42,657)	(42,657)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ (0.014)%	(522)	(22,165)	(21,643)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ (0.014)%	—	177,502	177,502
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ (0.014)%	(23,277)	(419,830)	(396,553)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ (0.014)%	$(8,003)	$(463,805)	$(455,802)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ (0.014)%	(5,983)	(394,216)	(388,233)
JPY	1,815,000	04/18/38	0.675%(S)	1 Day TONAR(2)(S)/ (0.014)%	(13,431)	(1,027,497)	(1,014,066)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ (0.014)%	318,796	301,528	(17,268)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ (0.014)%	(12,851)	(247,105)	(234,254)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ (0.014)%	(1,285)	(1,722,161)	(1,720,876)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ (0.014)%	(558)	(711,748)	(711,190)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ (0.014)%	(858)	(126,278)	(125,420)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ (0.014)%	(6,423)	(3,290,512)	(3,284,089)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ (0.014)%	(4,768)	(1,098,055)	(1,093,287)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ (0.014)%	(714)	(145,089)	(144,375)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ (0.014)%	(354)	(19,614)	(19,260)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ (0.014)%	(1,474)	(481,734)	(480,260)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ (0.014)%	(160)	(1,099,319)	(1,099,159)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ (0.014)%	$(3,663)	$(968,827)	$(965,164)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ (0.014)%	(12,606)	(1,953,364)	(1,940,758)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ (0.014)%	(14,990)	(2,056,023)	(2,041,033)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ (0.014)%	(12,952)	(2,679,331)	(2,666,379)
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(13)	(1,029,067)	(1,029,054)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	474,093	(964,636)	(1,438,729)
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	9	(275,868)	(275,877)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	15	(1,053,521)	(1,053,536)
KRW	2,455,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	2	(262,342)	(262,344)
KRW	10,000,000	07/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(39)	(1,142,433)	(1,142,394)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	—	(531,711)	(531,711)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	—	(369,436)	(369,436)
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 3.450%	—	(162,693)	(162,693)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 3.450%	—	(424,698)	(424,698)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 4.930%	$—	$(297,654)	$(297,654)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 6.990%	—	(551,878)	(551,878)
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.869%	102,413	(2,004,422)	(2,106,835)
THB	120,000	08/23/23	1.920%(Q)	1 Day THOR(2)(Q)/ 1.488%	—	8,936	8,936
THB	60,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/ 1.488%	—	(5,659)	(5,659)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 1.488%	—	(458,927)	(458,927)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 1.488%	(967)	16,629	17,596
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 1.488%	—	(203,101)	(203,101)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 1.488%	—	(543,637)	(543,637)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.488%	—	(292,861)	(292,861)
	332,950	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 4.310%	—	(218,550)	(218,550)
	324,340	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/ 4.310%	—	182,173	182,173
					$7,668,013	$(92,022,085)	$(99,690,098)

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$20,071	$3	$20,068	CITI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(20,559)	—	(20,559)	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(108,628)	—	(108,628)	SCB
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)/ 3.930%	21,535	—	21,535	CSI
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/ 0.072%	17,520	—	17,520	HSBC
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(10,839)	(26)	(10,813)	MSI
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(15,706)	—	(15,706)	CITI
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(71,627)	(7)	(71,620)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(85,157)	—	(85,157)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(91,362)	—	(91,362)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(36,246)	—	(36,246)	JPM
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(2,534)	—	(2,534)	MSI
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	5,867	—	5,867	CITI

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	$(126,302)	$(279)	$(126,023)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(300,259)	(564)	(299,695)	HSBC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(3,980)	(6)	(3,974)	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(63,686)	18	(63,704)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(146,846)	9	(146,855)	MSI
THB	28,900	04/30/25	2.560%(S)	6 Month THBFIX(2)(S)/ 1.430%	14,874	—	14,874	CITI
THB	173,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)/ 1.430%	(137,455)	13	(137,468)	HSBC
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(254,583)	—	(254,583)	CITI
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(450,439)	—	(450,439)	CITI
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	288,814	—	288,814	CITI
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	507,040	—	507,040	CITI
					$(1,050,487)	$(839)	$(1,049,648)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Total Return Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iShares MBS ETF(T)	1 Day SOFR -25bps(T)/ 4.060%	BNP	02/03/23	25,193	$1,423,329	$—	$1,423,329
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).